Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 137.4%

New Jersey — 133.9%

Corporate — 3.0%
New Jersey EDA, RB:
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	$795	$771,532
State House Project, Series B, Remark 10, 5.00%, 06/15/43	1,235	1,198,074
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	2,770	3,044,008
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	3,150	3,158,379
New Jersey Natural Gas Company Project, 3.38%, 04/01/38	2,230	2,276,852
New Jersey Natural Gas Company Project, 3.50%, 04/01/42	1,675	1,709,036
Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	810	931,929

		13,089,810

County/City/Special District/School District — 15.6%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	11,130	10,710,399
5.25%, 11/01/44	3,755	3,490,723
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	3,340	3,795,476
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/32	2,210	2,216,299
5.00%, 07/01/33	670	671,889
5.00%, 07/01/35	595	596,648
5.00%, 07/01/37	705	706,925
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 09/01/46	1,700	1,649,034
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	314,985
5.50%, 10/01/28	4,840	6,211,317
County of Hudson New Jersey Improvement Authority, RB, CAB, Series A-1 (NPFGC), 0.00%, 12/15/32(a)	1,000	707,710
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 09/01/30	500	501,185

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Union New Jersey, GO, Refunding(b):
4.00%, 03/01/21	$11,425	$11,738,386
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	650	678,191
Ewing Township Board of Education, GO:
4.00%, 07/15/38	1,470	1,598,772
4.00%, 07/15/39	1,330	1,443,662
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	535	646,756
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/26(c)	1,415	1,761,194
School Facilities Construction, Series EEE, 5.00%, 06/15/43	5,395	5,233,690
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC)(c):
5.50%, 03/01/21	7,430	7,705,579
5.50%, 03/01/22	4,200	4,537,302
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 07/15/33	1,175	1,319,090

		68,235,212

Education — 25.0%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	1,985	2,121,886
Series A, 5.00%, 07/01/31	1,950	2,188,583
Series A, 5.00%, 07/01/32	1,775	1,979,942
Series A, 5.00%, 07/01/33	2,250	2,496,487
Series A, 5.00%, 07/01/34	1,200	1,321,404
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/33	3,065	3,402,732
New Jersey EDA, RB:
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/38	190	200,192

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	$495	$511,063
Friends of Vineland Public Charter School Projects, Series A, 5.25%, 11/01/54(d)	2,235	1,669,500
Provident Group — Rowan Properties LLC, Series A, 5.00%, 01/01/35	2,000	2,064,060
Provident Group — Rowan Properties LLC, Series A, 5.00%, 01/01/48	2,000	2,041,300
School Facilities Construction, 4.00%, 06/15/49	2,930	2,509,867
Series WW, 5.25%, 06/15/25(b)	460	557,626
Series WW, 5.25%, 06/15/40	7,915	7,934,787
New Jersey EDA, Refunding RB, Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/37	3,990	4,640,131
New Jersey Educational Facilities Authority, RB:
Green Bond, Series A, 5.00%, 07/01/45	1,345	1,440,145
Higher Educational Capital Improvement Fund, Series A, 4.00%, 09/01/28	9,705	9,321,944
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	5,370	5,383,210
Rider University Issue, Series F, 4.00%, 07/01/42	2,365	1,843,305
Rider University Issue, Series F, 5.00%, 07/01/47	1,090	955,549
New Jersey Educational Facilities Authority, Refunding RB:
Montclair State University, Series A, 5.00%, 07/01/39	15,555	16,621,295
Montclair State University, Series A, 5.00%, 07/01/44	3,540	3,740,116
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	4,000	4,018,280
Seton Hall University, Series D, 5.00%, 07/01/38	500	522,350
Seton Hall University, Series D, 5.00%, 07/01/43	600	617,586
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	1,145	1,078,979

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, RB, AMT, Student Loan:
Senior Series 1A, 4.00%, 12/01/28	$715	$730,902
Senior Series 1A, 4.50%, 12/01/28	1,645	1,709,188
Senior Series 1A, 4.00%, 12/01/29	470	480,072
Senior Series 1A, 4.00%, 12/01/29	3,500	3,595,305
Senior Series 1A, 4.50%, 12/01/29	2,065	2,140,682
Senior Series 1A, 4.63%, 12/01/30	2,020	2,098,517
Senior Series 1A, 4.00%, 12/01/31	770	782,828
Senior Series 1A, 4.25%, 12/01/32	1,255	1,293,679
Senior Series 1A, 4.13%, 12/01/35	470	477,830
Senior Series 1A, 4.50%, 12/01/36	1,105	1,147,554
Sub-Series C, 4.00%, 12/01/48	1,760	1,840,062
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	570	596,163
5.50%, 12/01/26	685	717,161
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/45	7,500	8,457,450
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	1,565	1,759,295

		109,009,007

Health — 13.6%
County of Camden Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 02/15/33	2,000	2,110,600
New Jersey EDA, Refunding RB, Cranes Mill Project:
5.00%, 01/01/34	675	630,214
5.00%, 01/01/39	675	604,301
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	2,270	2,488,374
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	7,105	7,670,700
Valley Health System Obligated Group, 4.00%, 07/01/44	2,175	2,225,982
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 07/01/21(b)	4,055	4,280,661
AHS Hospital Corp., 6.00%, 07/01/21(b)	4,180	4,436,694

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
AHS Hospital Corp., 4.00%, 07/01/41	$1,600	$1,659,120
Catholic Health East Issue, 5.00%, 11/15/20(b)	1,925	1,964,751
Meridian Health System Obligated Group, 5.00%, 07/01/25	1,000	1,064,780
Meridian Health System Obligated Group, 5.00%, 07/01/26	3,720	3,958,638
Princeton Healthcare System, 5.00%, 07/01/34	1,330	1,489,188
Princeton Healthcare System, 5.00%, 07/01/39	1,825	2,012,135
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	1,865	1,919,868
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,080	3,364,869
St. Barnabas Health Care System, Series A, 5.00%, 07/01/21(b)	3,640	3,802,599
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	4,450	4,680,688
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	4,860	5,111,942
Virtua Health, 5.00%, 07/01/28	3,000	3,311,610
Virtua Health, 5.00%, 07/01/29	715	788,795

		59,576,509

Housing — 6.9%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,300	1,392,937
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 05/01/27	2,260	2,265,040
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,792,566
S/F Housing, Series B, 4.50%, 10/01/30	8,085	8,308,874
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series 2, AMT, 4.60%, 11/01/38	3,120	3,205,488
M/F Housing, Series 2, AMT, 4.75%, 11/01/46	3,795	3,892,000

Security	Par (000)	Value

Housing (continued)
M/F Housing, Series A, 4.00%, 11/01/48	$370	$387,187
M/F Housing, Series A, 4.10%, 11/01/53	220	230,727
M/F, Series D, AMT, 4.25%, 11/01/37	490	513,618
M/F, Series D, AMT, 4.35%, 11/01/42	1,000	1,043,800
S/F Housing, Series A, 3.75%, 10/01/35	3,810	4,105,313

		30,137,550

State — 22.0%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(a):
0.00%, 11/01/23	15,725	14,912,332
0.00%, 11/01/25	10,000	9,039,800
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,103,800
5.25%, 11/01/21	7,705	8,185,329
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(a)	2,325	2,250,391
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	4,465	4,838,408
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/24	1,785	1,883,639
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/26	6,085	6,683,034
School Facilities Construction, Series KK, 5.00%, 09/01/22(b)	325	356,915
Series WW, 5.25%, 06/15/33	380	385,715
Series WW, 5.00%, 06/15/34	5,500	5,506,435
Series WW, 5.00%, 06/15/36	3,115	3,087,370
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/24	5,000	5,130,750
Cigarette Tax, 5.00%, 06/15/26	1,250	1,280,887
Cigarette Tax, 5.00%, 06/15/28	2,430	2,484,092
Cigarette Tax, 5.00%, 06/15/29	3,195	3,262,095
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 09/01/27	1,000	1,134,170
School Facilities Construction, Series NN, 5.00%, 03/01/29	5,000	5,048,900
Sub Series A, 5.00%, 07/01/33	3,875	4,032,209

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Sub Series A, 4.00%, 07/01/34	$7,300	$6,899,887
Sub-Series A, 4.00%, 07/01/32	5,000	4,809,350

		96,315,508

Tobacco — 4.5%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,960	2,088,733
Sub-Series B, 5.00%, 06/01/46	17,315	17,407,116

		19,495,849

Transportation — 36.9%
Delaware River Port Authority, RB:
5.00%, 01/01/29	2,000	2,251,020
5.00%, 01/01/37	8,830	9,702,404
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM), 3.00%, 09/01/39	2,500	2,538,375
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,730	7,859,168
5.13%, 01/01/34	2,290	2,365,410
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/35	1,440	1,635,451
Series E, 5.00%, 01/01/45	8,000	8,686,240
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 01/01/29	4,000	5,078,080
Series A (AGM), 5.25%, 01/01/30	4,000	5,158,720
Series A (BHAC), 5.25%, 01/01/29	500	634,760
Series B, 5.00%, 01/01/34	2,300	2,671,358
Series G, 5.00%, 01/01/36	5,000	5,747,750
Series G, 4.00%, 01/01/43	3,320	3,512,261
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(a)	6,000	3,005,220
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(a)	8,800	5,762,240
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(a)	4,160	2,083,619
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36(a)	7,210	3,457,484

Security	Par (000)	Value

Transportation (continued)
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	$2,250	$2,450,003
Series BB, 4.00%, 06/15/50	3,325	2,840,647
Transportation Program, Series AA, 5.00%, 06/15/33	3,000	3,004,320
Transportation Program, Series AA, 5.25%, 06/15/33	5,690	5,752,647
Transportation Program, Series AA, 5.25%, 06/15/34	1,305	1,321,769
Transportation Program, Series AA, 5.00%, 06/15/38	2,340	2,294,557
Transportation System, Series A, 6.00%, 06/15/21(b)	6,365	6,741,426
Transportation System, Series A, 5.00%, 06/15/42	5,000	4,859,100
Transportation System, Series A (NPFGC), 5.75%, 06/15/24	1,205	1,303,316
Transportation System, Series B, 5.25%, 06/15/36	2,500	2,504,875
Transportation System, Series D, 5.00%, 06/15/32	3,300	3,319,503
New Jersey Transportation Trust Fund Authority, Refunding RB:
Federal Highway Reimbursement, Series A, 5.00%, 06/15/31	6,730	7,282,600
Transportation System Bond, 4.00%, 12/15/39	165	145,627
Transportation System, Series A, 5.00%, 12/15/32	4,285	4,319,537
Transportation System, Series A, 5.00%, 12/15/35	2,435	2,420,439
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	5,740	6,555,539
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 218th Series, AMT, 4.00%, 11/01/34	1,640	1,762,262
Consolidated Bonds, 218th Series, AMT, 4.00%, 11/01/47	2,485	2,444,544
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,149,570
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,011,160

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	$4,000	$4,024,240
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,361,285
Consolidated, 206th Series, 5.00%, 11/15/42	3,110	3,454,899
Consolidated, 206th Series, 5.00%, 11/15/47	3,475	3,847,520
Port Authority of New York & New Jersey, Refunding RB, Consolidated Bonds, 200th Series, 5.00%, 09/01/36	3,090	3,632,481
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B:
5.00%, 01/01/42	3,000	2,984,160
AMT, 5.00%, 01/01/48	1,500	1,474,725

		161,412,311

Utilities — 6.4%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 04/01/22	2,000	2,003,680
New Jersey EDA, Refunding RB, American Water Co., Inc, AMT, Series A, 2.20%, 10/01/39(e)	850	834,148
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 08/01/20(c)	6,045	6,107,263
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(a):
0.00%, 09/01/26	4,100	3,642,891
0.00%, 09/01/28	6,600	5,645,970
0.00%, 09/01/29	9,650	8,047,714
0.00%, 09/01/33	2,350	1,716,534

		27,998,200

Total Municipal Bonds in New Jersey		585,269,956

Puerto Rico — 3.5%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(a)	2,799	643,658
Series A-1, 5.00%, 07/01/58	3,203	2,991,666
Series A-2, 4.33%, 07/01/40	10,853	9,692,814
Series A-2, 4.78%, 07/01/58	878	790,367

Security	Par (000)	Value

State (continued)
Series B-1, 4.75%, 07/01/53	$638	$575,017
Series B-2, 4.78%, 07/01/58	618	550,935

Total Municipal Bonds in Puerto Rico		15,244,457

Total Municipal Bonds — 137.4% (Cost — $583,677,472)		600,514,413

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 29.9%

County/City/Special District/School District — 5.9%
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	7,573	7,866,248
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	17,300	18,050,301

		25,916,549

Education — 2.6%
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	10,000	11,242,800

Health — 1.4%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	6,133	6,229,925

State — 5.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,361,809
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(g)	6,698	6,763,680

		22,125,489

Transportation — 9.7%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	3,120	3,552,369

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(b)(g)	$9,300	$10,172,898
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,661	2,665,802
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
163rd Series, 5.00%, 07/15/39	15,545	15,586,185
169th Series, 5.00%, 10/15/41	10,000	10,378,000

		42,355,254

Utilities — 5.2%
New Jersey EDA, Refunding RB, New Jersey Natural Gas Company Project, AMT(g):
3.00%, 08/01/41	9,749	9,245,827
3.00%, 08/01/43	14,021	13,297,368

		22,543,195

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.9% (Cost — $126,532,759)		130,413,212

Total Long-Term Investments — 167.3% (Cost — $710,210,231)		730,927,625

Security	Shares	Value

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.15%(h)(i)	6,198,570	$6,199,810

Total Short-Term Securities — 1.4% (Cost — $6,198,294)		6,199,810

Total Investments — 168.7% (Cost — $716,408,525)		737,127,435

Other Assets Less Liabilities — 1.9%		8,227,616

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.4)%		(71,663,172)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (54.2)%		(236,661,192)

Net Assets Applicable to Common Shares — 100.0%		$437,030,687

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2020 to February 1, 2037, is $24,100,690.

(h)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

(i)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,382,612	3,815,958	(b)	—	6,198,570	$6,199,810	$23,451	$58	$1,516

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

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Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$730,927,625	$—	$730,927,625
Short-Term Securities	6,199,810	—	—	6,199,810

	$6,199,810	$730,927,625	$—	$737,127,435

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(71,299,741)	$—	$(71,299,741)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

	$—	$(308,399,741)	$—	$(308,399,741)

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